Initial Public Offering - Additional Information (Detail) - USD ($)		3 Months Ended	6 Months Ended
	Mar. 08, 2021	Mar. 31, 2021	Jun. 30, 2021
Shares Issued, Price Per Share			$ 10.00
Proceeds from Issuance of Private Placement			$ 9,900,000
IPO [Member]
Sale of private placement shares,Shares	345,000,000
Shares Issued, Price Per Share	$ 10.00
Over-Allotment Option [Member]
Sale of private placement shares,Shares			4,500,000
Shares Issued, Price Per Share	$ 10.00
Common Class A [Member]
Common Stock Par Value Per Share			$ 0.0001
Common Class A [Member] | IPO [Member]
Sale of private placement shares,Shares	30,000,000		34,500,000
Common Stock Par Value Per Share	$ 0.0001
Shares Issued, Price Per Share			$ 10.00
Common Class A [Member] | Private Placement [Member]
Sale of private placement shares,Shares	990,000	990,000	990,000
Common Stock Par Value Per Share	$ 0.0001		$ 0.0001
Shares Issued, Price Per Share	$ 10.00
Proceeds from Issuance of Private Placement	$ 9,900,000		$ 9,900,000